Commitments (Summary Of Commitments) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Commitments [Abstract]
Financing and leasing assets - Due to Expire Within One Year	$ 1,646.3
Financing and leasing assets - Due to Expire After One Year	5,739.3
Financing and leasing assets - Total Outstanding	7,385.6	$ 4,747.9
Standby letters of credit - Due to Expire Within One Year	38.2
Standby letters of credit - Due to Expire After One Year	277.1
Standby letters of credit - Total Outstanding	315.3	360.1
Other letters of credit - Due to Expire Within One Year	18.3
Other letters of credit - Total Outstanding	18.3	28.3
Deferred purchase credit protection agreements - Due to Expire Within One Year	1,806.5
Deferred purchase credit protection agreements - Total Outstanding	1,806.5	1,854.4
Guarantees, acceptances and other recourse obligations - Due to Expire Within One Year	0.7
Guarantees, acceptances and other recourse obligations - Total Outstanding	0.7	2.8
Aerospace manufacturer purchase commitments - Due To Expire Within One Year	448.7
Aerospace manufacturer purchase commitments - Due To Expire After One Year	9,169.4
Aerospace manufacturer purchase commitments - Total Outstanding	9,618.1	10,820.4
Rail and other manufacturer purchase commitments - Due to Expire Within One Year	747.1
Rail and other manufacturer purchase commitments - Due to Expire After One Year	151.1
Rail and other manufacturer purchase commitments - Total Outstanding	$ 898.2	$ 1,323.2